Financial instruments and financial risk factors - Assets measured at fair value (Details) - Recurring fair value measurement - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 11,501,265	$ 4,072,701
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,501,265	4,072,701
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,501,265	4,072,701
Level 2 | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 11,501,265	$ 4,072,701